| Reality Shares DIVCON Dividend Guard ETF
Reality Shares DIVCON Dividend Guard ETF
Investment Objective

The investment objective of the Reality Shares DIVCON Dividend Guard ETF (the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Reality Shares DIVCON Dividend Guard Index (the “Benchmark Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Reality Shares DIVCON Dividend Guard ETF Reality Shares DIVCON Dividend Guard ETF
Management Fees	0.85%
Dividend Expenses on Securities Sold Short	0.51%	[1]
Borrow Expenses on Securities Sold Short	0.07%	[2]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.46%	[3],[4]
[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
[2]	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrow Expenses on Securities Sold Short.
[3]	Excluding dividend and borrow expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.88%.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| Reality Shares DIVCON Dividend Guard ETF | Reality Shares DIVCON Dividend Guard ETF | USD ($)	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from January 14, 2016 (commencement of Fund operations) to October 31, 2016, the Fund’s portfolio turnover rate was 64.92% of the value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Benchmark Index. The Benchmark Index was developed by Reality Shares, Inc. (“Reality Shares”), the parent company of Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Benchmark Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Benchmark Index is designed to select the companies for a long position that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers, and select the companies for a short position that have the highest probability of decreasing their dividend in a 12-month period, the Low Quality Dividend Cutters. These Dividend Growers and Dividend Cutters (or High Quality Companies and Low Quality Companies) are determined by Reality Shares’ DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Benchmark Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that Reality Shares has determined to be correlated to a company’s likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company’s DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months.

The Benchmark Index uses a proprietary, rules-based methodology to direct its exposure to two possible positions: (i) 100% exposure to a Long Portfolio or (ii) 50% exposure to a Long Portfolio and 50% exposure to a Short Portfolio (the “Long/Short Portfolio”). The Long/Short Portfolio seeks to provide more stable investment returns with lower volatility and lower equity market correlation than a long-only portfolio. The Long Portfolio consists of all DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater. All stocks in the Long Portfolio are reflected as long positions in such stocks. The value of the Long Portfolio reflected in the Benchmark Index is expected to increase if the prices of stocks included in the Long Portfolio increase. The Short Portfolio consists of all DIVCON 1 stocks or the 10 stocks with the lowest DIVCON Scores, whichever is greater. All stocks in the Short Portfolio are reflected as short positions in such stocks. The value of the Short Portfolio reflected in the Benchmark Index is expected to increase if the prices of stocks included in the Short Portfolio decrease. Companies are weighted in each Portfolio based on their DIVCON Scores. Companies with higher DIVCON Scores are weighted more heavily in the Long Portfolio, and companies with lower DIVCON Scores are weighted more heavily in the Short Portfolio.

Whether the Benchmark Index will consist of the Long Portfolio or Long/Short Portfolio depends on whether its proprietary Guard Indicator is triggered. The Guard Indicator establishes the Long Portfolio or Long/Short Portfolio market exposure of the Benchmark Index based on its quantitative forecast of overall market strength. The Guard Indicator is determined by calculating the relationship between short-term and long-term trends in both market price and volatility of each of the 11 sectors represented in the Benchmark Index. The Guard Indicator can range from a level of 1-11, representing the number of sectors indicated to be showing strength. When the Guard Indicator is 9 or greater, which indicates that 9 or more sectors are showing strength, then the Benchmark Index will consist of the Long Portfolio. When the Guard Indicator is 8 or less, which indicates that 8 or fewer sectors are showing strength, then the Benchmark Index will consist of the Long/Short Portfolio, effective the next business day. The Benchmark Index will continue to consist of the Long/Short Portfolio until the Guard Indicator returns to a level of 9 or greater, at which point the Benchmark Index again will consist of the Long Portfolio, effective the next business day. The Guard Indicator is measured as of the close of trading on the New York Stock Exchange each day (typically 4:00 p.m. Eastern time).

The following sectors are represented in the Benchmark Index: consumer discretionary, consumer staples, energy, financials, real estate, health care, industrials, information technology, materials, telecommunication services, and utilities. The Benchmark Index is rebalanced at the end of any calendar quarter if the value of the Short Portfolio has increased 10% or more from the last rebalancing date. The Benchmark Index also is rebalanced if the value of either the sum of or difference between the Long Portfolio and Short Portfolio changes in an amount greater than predetermined levels, effective the next business day. The Benchmark Index is reconstituted annually on the first Friday in December. As of December 30, 2016, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Scoring System ranged from $6.18 billion to $617.59 billion.

The Adviser employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund’s assets (other than collateral held from securities lending, if any) will be invested in component securities of the Benchmark Index. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Benchmark Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund, meaning that the Fund may invest in a subset, or “sample,” of the securities included in the Benchmark Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Benchmark Index as a whole. The Fund reserves the right to invest up to 20% of its assets in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Benchmark Index that the Adviser believes will help the Fund track the Benchmark Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Benchmark Index without regard to market conditions, trends or direction. The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest in fewer instruments or in the securities of fewer issuers than a diversified fund. The Fund will concentrate its investments in a particular industry or sector to approximately the same extent as the Benchmark Index is so concentrated.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Equity Risk  — The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Trading Risk  — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.

Guard Indicator Lag Risk  — The Benchmark Index switches directing its exposure from the Long Portfolio to the Long/Short Portfolio and vice versa based on its proprietary methodology for measuring market strength. To the extent that markets are experiencing strength, but the Benchmark Index’s methodology does not detect such strength, the Benchmark Index may continue directing its exposure to the Long/Short Portfolio. Under such a scenario, the Benchmark Index, and consequently the Fund, may not participate in gains to the extent that it would had it been exposed 100% to the Long Portfolio. Conversely, to the extent that markets are declining, but the Benchmark Index’s methodology does not detect such decline, the Benchmark Index may continue directing its exposure 100% to the Long Portfolio. Under such a scenario, the Benchmark Index, and consequently the Fund, may experience losses to a greater extent than it would had it been exposed to the Long/Short Portfolio.

Index Performance Risk  — There is no guarantee or assurance that the methodology used to create the Benchmark Index will result in the Fund achieving positive returns. The Benchmark Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Benchmark Index was formed in August 2015. Accordingly, the Benchmark Index has limited historical performance.

Index Tracking Error Risk  — As with all index funds, the performance of the Fund may vary from the performance of the Benchmark Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Fund is designed to track the performance of the Benchmark Index, there can be no guarantees that the Fund will achieve this objective.

Market Risk  — Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Investments in Other ETFs Risk  — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Non-Diversification Risk  — The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Quantitative Model Risk  — The Benchmark Index is constructed using a rules-based methodology based on quantitative models developed by Reality Shares. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Benchmark Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Benchmark Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Benchmark Index.

Sector Focus Risk  — Owing to the methodology on constructing the Benchmark Index, the Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in a sector or sectors will likely have a magnified effect on the Fund’s share price and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund may be more volatile than a fund that invests in a broader number of sectors.

Shares of the Fund May Trade at Prices Other Than NAV  — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s net asset value (“NAV”), it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher or lower than the NAV of such shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Short Sales Risk  — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. However, such strategy may not provide successful, and the Fund could experience a loss or deviate from the performance of the Benchmark Index. There can be no guarantee that a stock included in the Short Portfolio of the Benchmark Index will be available on the open market for the Fund to sell short. Under these circumstances, the Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not provide successful, and the Fund could experience a loss or its performance could deviate from the performance of the Benchmark Index.

Use of Derivatives Risk  — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.